Document and Entity Information	Apr. 20, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001982701
Document Type	8-K/A
Document Period End Date	Apr. 20, 2026
Entity Registrant Name	AB PRIVATE LENDING FUND
Entity Incorporation State Country Code	DE
Entity File Number	814-01744
Entity Tax Identification Number	93-6555027
Entity Address, Address Line One	405 Colorado Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(512)
Local Phone Number	721-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) is being filed by AB Private Lending Fund (the “Fund”) to amend Item 8.01 - Other Events of that certain Current Report on Form 8-K originally filed by the Fund with the U.S. Securities and Exchange Commission on April 20, 2026 (the “Original Form 8-K”). This Amendment is being filed to correct the net asset value per share of the Fund’s Class I shares included in Item 8.01 of the Original Form 8-K from $25.00 to $24.66. The disclosure of the net asset value per share of the Fund’s Class I Shares in the Original Form 8-K reflected a scrivener’s error. Other than correction of the net asset value per share of the Fund’s Class I shares, no other changes to the Original Form 8-K are made by this Amendment.